Account Balances and Transactions with Affiliated Companies (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Equity Method Investments [Line Items]
Trade accounts and notes receivable, and other receivables	$ 2,687	¥ 252,708	¥ 283,497
Accounts payable and other payables	6,295	592,027	707,955
Net revenues	20,488	1,926,854	1,536,326	1,612,397
Purchases	$ 42,745	¥ 4,020,138	¥ 3,785,284	¥ 3,655,185